Commitments and Contingencies (Summary of Contractual Commitments) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2025	$ 2,404
2026	1,298
2027	1,037
2028	886
2029	840
Thereafter	7,979
Contractual Commitments	14,444
Other commitments
Commitment	1,880		$ 1,772
Revenue, Remaining Performance Obligation, Amount	$ 495		$ 488
Nalcor Energy
Other commitments
Long-term Purchase Commitment, Period	50 years
TEC
Other commitments
Approved payment	$ 17	$ 12
SeaCoast Gas Transmission, LLC | PGS
Other commitments
Revenue, Remaining Performance Obligation, Amount	$ 135
Maritime Link Project
Other commitments
Long-term Purchase Commitment, Period	38 years
Approved payment	$ 197
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2025	307
2026	277
2027	368
2028	368
2029	369
Thereafter	4,487
Contractual Commitments	6,176
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2025	742
2026	545
2027	544
2028	454
2029	412
Thereafter	3,228
Contractual Commitments	5,925
Transportation | NMGC
Recorded Unconditional Purchase Obligation [Line Items]
2025	30
2026	24
2027	16
2028	12
2029	4
Contractual Commitments	86
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2025	604
2026	287
2027	24
2028	0
2029	0
Thereafter	0
Contractual Commitments	915
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2025	591
2026	94
2027	21
2028	5
2029	0
Thereafter	0
Contractual Commitments	711
Fuel, gas supply and storage | NMGC
Recorded Unconditional Purchase Obligation [Line Items]
2025	109
2026	52
2027	13
2028	3
Contractual Commitments	177
Other
Recorded Unconditional Purchase Obligation [Line Items]
2025	160
2026	95
2027	80
2028	59
2029	59
Thereafter	264
Contractual Commitments	$ 717